Income tax expense	12 Months Ended
Dec. 31, 2018
Income tax expense [abstract]
Income tax expense
34	Income tax expense

	For the year ended 31 December
	2018	2017

Current income tax expense	1,418,993	1,942,238
Deferred income tax (Note 32)	(775,820)	(724,712)

Total	643,173	1,217,526

No Hong Kong profits tax has been provided as there were no estimated assessable profits in Hong Kong for the year (2017: nil).

The reconciliation of the effective income tax rate from the notional income tax rate is as follows:

	For the year ended 31 December
	2018	2017

Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	27.82%	26.13%
Effect of tax losses not recognised	26.83%	18.45%
Effect of deductible temporary differences not recognised	5.92%	6.04%
Effect of non-taxable income	(28.53%)	(12.37%)
Effect of non-deductible expenses	11.22%	7.05%
Statutory tax concession	(6.38%)	0.26%
Others	(4.27%)	(2.10%)

Effective tax rate	32.61%	43.46%

The Company and its PRC branches and subsidiaries are subject to income tax at 25%, except for certain PRC branches and subsidiaries that are tax exempted or taxed at preferential tax rates, as determined in accordance with the relevant PRC income tax rules and regulations for the years ended 31 December 2018 and 2017.

Pursuant to Guo Shui Han [2009] No. 33, starting from 1 January 2008, the Company and its PRC branches calculate and pay income tax on a consolidated basis according to relevant tax laws and regulations. The original regulation specifying locations for power plants and branches of the Company to make enterprise income tax payments was abolished. The income tax of subsidiaries remains to be calculated individually based on their individual operating results.

The income tax rate applicable to Singapore subsidiaries is 17% (2017: 17%). The Company's overseas subsidiary in Pakistan engaged in power generation business is entitled to an income tax exemption for a period of 30 years according to Pakistani 2015 Fiscal Act; the other subsidiary engaged in maintenance service is subject to income tax at the higher of 8% of its revenue and 31% of its profit.